LIABILITIES FOR INSURANCE PRODUCTS (SUMMARY OF LIABILITIES FOR UNPAID CLAIMS ADJUSTMENT EXPENSE) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Paid claims related to:
Add reinsurance receivables	$ 2,991.1	$ 3,392.1
Accident and Health Insurance Product Line [Member]
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of year	1,710.1	1,679.3	1,637.3
Less reinsurance receivables	(164.1)	(27.4)	(21.7)
Net balance, beginning of year	1,546.0	1,651.9	1,615.6
Incurred claims related to:
Current year	1,468.1	1,511.1	1,570.1
Prior years	(39.9)	(162.3)	(56.4)
Total incurred	1,428.2	1,348.8	1,513.7
Interest on claim reserves	70.5	75.2	77.8
Paid claims related to:
Current year	848.7	870.0	891.3
Prior years	641.5	659.9	663.9
Total paid	1,490.2	1,529.9	1,555.2
Balance, end of year	1,554.5	1,546.0	1,651.9
Add reinsurance receivables	125.0	164.1	27.4
Net balance, end of year	$ 1,679.5	$ 1,710.1	$ 1,679.3